Subsequent Event - Additional Information (Details) - ADS Program - Subsequent Event	Jan. 06, 2020 shares
Subsequent Event [Line Items]
Number of shares represented by each unit of ADS	50
Ordinary shares, conversion ratio	10
Sale of stock, description of transaction	the Company effected a 10:1 ratio change of the Company’s ADS program from 1 ADS representing 5 ordinary shares of the Company to a new ratio of 1 ADS representing 50 ordinary shares of the Company.